Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 8,525	$ 27,302
Non-trade payables and accrued expenses	2,756	5,432
Accounts payable and accrued liabilities	$ 11,281	$ 32,734